Parent Company Statements - Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 86,135	$ 81,012	$ 83,957
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based Compensation	2,814	1,828	1,259
(Decrease) increase in other liabilities	2,006	1,173	5,689
Net cash provided by operating activities	87,887	89,234	71,743
Investing activities:
Net cash used in investing activities	(152,560)	(395,468)	(229,580)
Financing activities
Repayment of subordinated notes	0	0	(35,250)
Net cash provided by financing activities	61,660	217,994	248,506
Increase (decrease) in cash and cash equivalents	(3,013)	(88,240)	90,669
Parent Company
Net income	86,135	81,012	83,957
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income of subsidiaries	(30,692)	(25,561)	(29,007)
Increase in other assets	(3,425)	(182)	(1,292)
(Decrease) increase in other liabilities	(2,524)	485	298
Net cash provided by operating activities	52,308	57,582	55,215
Investing activities:
Repayment of investments in and advances to subsidiaries	15,000	10,000	32,000
Net cash used in investing activities	15,000	10,000	32,000
Financing activities
Cash dividends paid	(57,653)	(57,776)	(57,876)
Cash payment for fractional shares	(4)	(3)	(5)
Net cash provided by financing activities	(57,657)	(63,837)	(95,486)
Increase (decrease) in cash and cash equivalents	9,651	3,745	(8,271)
Cash at beginning of year	102,416	98,671	106,942
Cash at end of year	112,067	102,416	98,671
Parent Company
Adjustments to reconcile net income to net cash provided by operating activities:
Compensation expense for issuance of treasury shares to directors	950	963	801
Share-based Compensation	1,864	865	458
Treasury Stock, Common [Member]
Financing activities
Payments for Repurchase of Equity	$ 0	$ 6,058	$ 2,355